UNITED STATES

























SECURITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: March 31, 2002























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
May 3, 2002






















Report Type (Check only one.):

























[X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
159











dForm 13F Information Table Value Total:
171088











List of Other Included Managers:
None












FORM 13(f) INFORMATION TABLE



















Voting Authority











--------------------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----
AT&T Corp
COM
001957109
50
3161
SH

Sole

3161


AT&T Wireless SVCS Inc
COM
00209A106
9
1014
SH

Sole

1014


AVX Corp
COM
002444107
421
20100
SH

Sole

20100


Abbott Laboratories
COM
002824100
2401
45643
SH

Sole

45643


Agilent Technologies Inc
COM
00846U101
13
380
SH

Sole

380


Albertsons Inc
COM
013104104
83
2500
SH

Sole

2500


Alcatel
Sponsored ADR
013904305
16
1154
SH

Sole

1154


Allmerica Financial Corp
COM
019754100
413
9200
SH

Sole

9200


American Elec Pwr Inc
COM
025537101
28
600
SH

Sole

600


American Express
COM
025816109
2933
71597
SH

Sole

71597


American International Group
COM
026874107
5529
76638
SH

Sole

76638


American Power Conversion
COM
029066107
415
28100
SH

Sole

28100


Anadarko Pete Corp
COM
032511107
214
3800
SH

Sole

3800


Anheuser-Busch Cos
COM
035229103
292
5600
SH

Sole

5600


Apache Corporation
COM
037411105
771
13560
SH

Sole

13560


Automatic Data Processing Inc
COM
053015103
735
12617
SH

Sole

12617


Avaya Inc
COM
053499109
17
797
SH

Sole

797


BP PLC
Sponsored ADR
055622104
1793
33769
SH

Sole

33769


Bank of America Corporation
COM
060505104
584
8591
SH

Sole

8591


Bank New York Inc
COM
064057102
101
2400
SH

Sole

2400


Bank One Corp
COM
06423A103
611
14631
SH

Sole

14631


Bar Hbr Bankshares
COM
066849100
4
200
SH

Sole

200


CINTAS Corp
COM
072908105
120
2400
SH

Sole

2400


Bellsouth Corp
COM
079860102
544
14766
SH

Sole

14766


Berkshire Hathaway Inc DEL
Class A
084670108
8959
126
SH

Sole

126


Berkshire Hathaway Inc DEL
Class B
084670207
7514
3172
SH

Sole

3172


Bristol-Myers Squibb Co
COM
110122108
1488
36739
SH

Sole

36739


Burlington Res Inc
COM
122014103
52
1300
SH

Sole

1300


CIGNA Corp
COM
125509109
30
300
SH

Sole

300


Camden PPTY TR
SH BEN INT
133131102
27
700
SH

Sole

700


Campbell Soup Co
COM
134429109
21
800
SH

Sole

800


Carnival Corp
COM
143658102
1696
51939
SH

Sole

51939


Catellus Development Corp
COM
149111106
1928
98012
SH

Sole

98012


Cedar Fair L P
Depository Unit
150185106
4439
186734
SH

Sole

186734


Certegy Inc
COM
156880106
863
21743
SH

Sole

21743


Chevron
COM
166751107
961
10648
SH

Sole

10648


ChoicePoint Inc
COM
170388102
387
6723
SH

Sole

6723


Cisco Sys Inc
COM
17275R102
50
2960
SH

Sole

2960


Citigroup Inc
COM
172967101
894
18060
SH

Sole

18060


Citizens Communications Co
COM
17453B101
247
23000
SH

Sole

23000


Coca-Cola Co
COM
191216100
2139
40935
SH

Sole

40935


Cohen & Steers Total Return Fd
COM
19247R103
2096
140700
SH

Sole

140700


Colgate Palmolive Co
COM
194162103
623
10900
SH

Sole

10900


Conoco Inc
CLASS A
208251306
292
10000
SH

Sole

10000


Cooper Inds Inc
COM
216669101
21
500
SH

Sole

500


Cornerstone Strategic Return
COM
21923Y105
497
57778
SH

Sole

57778


Costco Wholesale Corp
COM
22160K105
5404
135704
SH

Sole

135704


Dell Computer Corp
COM
247025109
21
800
SH

Sole

800


Deluxe Corp
COM
248019101
14
300
SH

Sole

300


Devon Energy Corp New
COM
25179M103
632
13100
SH

Sole

13100


Dover Corp
COM
260003108
5584
136194
SH

Sole

136194


Du Pont E I De Nemours & Co
COM
263534109
217
4600
SH

Sole

4600


Duff & Phelps Utils Income Inc
COM
264324104
158
14000
SH

Sole

14000


EMC Corp Mass
COM
268648102
2
195
SH

Sole

195


Eastman Kodak Co
COM
277461109
5
150
SH

Sole

150


EFUNDS Corp
COM
28224R101
3
165
SH

Sole

165


Elan PLC
ADR
284131208
77
5550
SH

Sole

5550


Electronic Data Sys New
COM
285661104
267
4600
SH

Sole

4600


Emerson Electric Co
COM
291011104
1466
25546
SH

Sole

25546


Equifax Inc
COM
294429105
1300
43487
SH

Sole

43487


Ethan Allen Interiors
COM
297602104
1111
29200
SH

Sole

29200


Exxon Mobil Corporation
COM
30231G102
3167
72260
SH

Sole

72260


Federal Home Ln Mtg Corp
COM
313400301
1938
30590
SH

Sole

30590


Federal Natl Mtg Assn
COM
313586109
411
5150
SH

Sole

5150


Fifth Third Bancorp
COM
316773100
105
1552
SH

Sole

1552


First Data Corp
COM
319963104
545
6250
SH

Sole

6250


First Financial Fund Inc
COM
320228109
170
10800
SH

Sole

10800


Fleet Boston Financial Corp
COM
339030108
976
27896
SH

Sole

27896


Gannett Co
COM
364730101
872
11462
SH

Sole

11462


General Electric Co
COM
369604103
5726
153095
SH

Sole

153095


General Mls Inc
COM
370334104
23
470
SH

Sole

470


General Mtrs Corp
COM
370442105
12
200
SH

Sole

200


Genuine Parts Co
COM
372460105
203
5525
SH

Sole

5525


Genzyme Corp
COM
372917104
873
20000
SH

Sole

20000


Gillette Co
COM
375766102
3733
109762
SH

Sole

109762


GlaxoSmithKline PLC
Sponsored ADR
37733W105
240
5098
SH

Sole

5098


Hewlett Packard Co
COM
428236103
94
5260
SH

Sole

5260


Home Depot Inc
COM
437076102
350
7192
SH

Sole

7192


Illinois Tool Wks Inc
COM
452308109
440
6080
SH

Sole

6080


Intel Corp
COM
458140100
911
29960
SH

Sole

29960


International Business Machs
COM
459200101
1573
15126
SH

Sole

15126


International Flavors&Fragranc
COM
459506101
114
3246
SH

Sole

3246


Ionics Inc
COM
462218108
16
500
SH

Sole

500


Johnson & Johnson
COM
478160104
6493
99976
SH

Sole

99976


Jones Apparel Group Inc
COM
480074103
1831
52400
SH

Sole

52400


Kellogg Co
COM
487836108
95
1825
SH

Sole

1825


Kimberly Clark Corp
COM
494368103
378
5850
SH

Sole

5850


Leucadia National Corp
COM
527288104
586
16400
SH

Sole

16400


Eli Lilly & Co
COM
532457108
1409
18485
SH

Sole

18485


Loews Corp
COM
540424108
211
3600
SH

Sole

3600


Lucent Technologies
COM
549463107
106
22392
SH

Sole

22392


M & T Bank Corp
COM
55261F104
1350
16800
SH

Sole

16800


MBIA Inc
COM
55262C100
447
8175
SH

Sole

8175


Manpower Inc
COM
56418H100
2124
54630
SH

Sole

54630


Marsh & McLennan Cos Inc
COM
571748102
278
2462
SH

Sole

2462


Masco Corp
COM
574599106
27
1000
SH

Sole

1000


McCormick & Co Inc
COM
579780206
256
5000
SH

Sole

5000


McDonalds Corp
COM
580135101
606
21834
SH

Sole

21834


McGraw Hill Companies
COM
580645109
410
6000
SH

Sole

6000


Medtronic Inc
COM
585055106
668
14781
SH

Sole

14781


Merck & Co
COM
589331107
1761
30590
SH

Sole

30590


Merrill Lynch & Co Inc
COM
590188108
22
400
SH

Sole

400


Metals USA Inc
COM
591324108
1
5000
SH

Sole

5000


Microsoft Corp
COM
594918104
383
6345
SH

Sole

6345


Minnesota Mng & Mfg Co
COM
604059105
814
7081
SH

Sole

7081


Mirant Corp
COM
604675108
4
249
SH

Sole

249


JP Morgan Chase & Co
COM
616880100
221
6210
SH

Sole

6210


Motorola Inc
COM
620076109
38
2700
SH

Sole

2700


Nextel Partners Inc
Class A
65333F107
72
12000
SH

Sole

12000


Nortel Networks Corp New
COM
656568102
1
180
SH

Sole

180


Nucor Corp
COM
670346105
357
5550
SH

Sole

5550


Nuveen Mun Value FD INC
COM
670928100
92
10000
SH

Sole

10000


Oracle Corp
COM
68389X105
81
6300
SH

Sole

6300


Pall Corp
COM
696429307
458
22350
SH

Sole

22350


Pepsico Inc
COM
713448108
1171
22735
SH

Sole

22735


Pfizer Inc
COM
717081103
2790
70196
SH

Sole

70196


Philip Morris Cos Inc
COM
718154107
837
15900
SH

Sole

15900


Phillips Petroleum Co
COM
718507106
707
11260
SH

Sole

11260


Pitney Bowes Inc
COM
724479100
984
22992
SH

Sole

22992


Procter & Gamble Co
COM
742718109
2089
23190
SH

Sole

23190


Progressive Corp
COM
743315103
798
4787
SH

Sole

4787


Qwest Communications Intl Inc
COM
749121109
180
21939
SH

Sole

21939


Royal Dutch Pete Co
NY REG GLD1.25
780257804
394
7248
SH

Sole

7248


SBC Communications Inc
COM
78387G103
580
15481
SH

Sole

15481


SPDR TR
UNIT SER 1
78462F103
12506
109200
SH

Sole

109200


Sara Lee Corp
COM
803111103
145
7000
SH

Sole

7000


Schering-Plough Corp.
COM
806605101
605
19332
SH

Sole

19332


Schlumberger Ltd
COM
806857108
582
9896
SH

Sole

9896


Sector SPDR TR
SBI INT-TECH
81369Y803
4421
204000
SH

Sole

204000


Service Corp International
COM
817565104
526
99236
SH

Sole

99236


Servicemaster Co
COM
81760N109
5228
380183
SH

Sole

380183


Shell Trans & Trading PLC
NEW YORK SH NEW
822703609
13
300
SH

Sole

300


Sigma Aldrich Corp
COM
826552101
397
8450
SH

Sole

8450


Southern Co
COM
842587107
17
636
SH

Sole

636


Southwest Airlines Co
COM
844741108
1442
74500
SH

Sole

74500


Staples Inc
COM
855030102
61
3050
SH

Sole

3050


State Street Corp
COM
857477103
161
2900
SH

Sole

2900


Sun Microsystems Inc
COM
866810104
116
2900
SH

Sole

2900


SunGard Data Systems Inc
COM
867363103
1513
45900
SH

Sole

45900


Sysco Corp
COM
871829107
1422
47682
SH

Sole

47682


TJX Companies Inc
COM
872540109
608
15200
SH

Sole

15200


Target Corp
COM
87612E106
259
6000
SH

Sole

6000


Telfonos De Mexico S A
SPON ADR ORD L
879403780
242
6000
SH

Sole

6000


Tenet Healthcare Corp
COM
88033G100
1039
15500
SH

Sole

15500


Tootsie Roll
COM
890516107
870
18910
SH

Sole

18910


Tyco Int'l Ltd New
COM
902124106
5046
156128
SH

Sole

156128


UST Inc
COM
902911106
47
1200
SH

Sole

1200


US Bancorp
COM
902973304
273
12076
SH

Sole

12076


USA Education Inc
COM
90390U102
68
700
SH

Sole

700


Verizon Communications
COM
92343V104
698
15137
SH

Sole

15137


Vodafone Group PLC New
Sponsored ADR
92857W100
281
15260
SH

Sole

15260


Walmart Stores Inc
COM
931142103
2462
40156
SH

Sole

40156


Walgreen Co
COM
931422109
382
9750
SH

Sole

9750


Washington Mutual Inc
COM
939322103
245
7400
SH

Sole

7400


Washington Real Estate Invt TR
SH BEN INT
939653101
35
1200
SH

Sole

1200


Wells Fargo & Co
COM
949746101
3793
76773
SH

Sole

76773


Wyeth
COM
983024100
1360
20719
SH

Sole

20719


XEROX Corp
COM
984121103
3
300
SH

Sole

300


Zimmer Holdings Inc
COM
98956P102
38
1124
SH

Sole

1124













